1604(b)(5) De-SPAC, Material Financing Transactions	Jan. 09, 2026
De-SPAC Material Financing Transaction [Line Items]
De-SPAC, Material Terms of Material Financing Transactions Occurred or will Occur, Prospectus Summary, Material Terms [Text Block]

PlusAI will take all actions necessary or appropriate so that, immediately prior to the Closing, (1) all shares of PlusAI preferred stock will be converted into shares of PlusAI common stock (the “Preferred Conversion”) and (2) all PlusAI SAFEs will be converted into shares of PlusAI common stock in accordance with the terms of such PlusAI SAFEs, in each case pursuant to the terms of the Merger Agreement (the “SAFE Conversion” and, together with the Preferred Conversion, the “Conversion”). With respect to shares of PlusAI LV preferred stock, all such shares will convert into PlusAI Class B common stock, which will convert into Post-Closing Company Class B common stock in connection with the Merger. See the section entitled “Description of Securities” for more information regarding the low-voting rights of the Post-Closing Company Class B common stock. All of the PlusAI preferred stock and PlusAI SAFEs which convert into PlusAI common stock will no longer be outstanding, and each holder of PlusAI preferred stock and PlusAI SAFEs will thereafter cease to have any rights with respect to such PlusAI preferred stock and PlusAI SAFEs, respectively.

De-SPAC, Material Financing Transactions, Anticipated Use of Proceeds [Text Block]

Sources and Uses of Funds for the Transactions

The following tables summarize the sources and uses for funding the Transactions under the following scenarios:

No Redemption Scenario

These figures assume that (1) no CCIX public shareholders exercise their redemption rights in connection with the Transactions, (2) the Post-Closing Company issues 113,036,645 shares of Post-Closing Company common stock to PlusAI stockholders (which includes holders of PlusAI preferred stock, PlusAI common stock, and PlusAI SAFEs, that, pursuant to the Conversion, are converted to PlusAI common stock immediately prior to the Merger), and (3) there has been no additional incremental financing raised by PlusAI. If the actual facts are different from these assumptions, then the amounts and shares outstanding after the Closing will be different and those changes could be material.

	Sources		Uses
	($ in millions)		($ in millions)
Implied Seller Rollover Equity value	$1,200.0	Implied Seller Rollover Equity value	$1,200.0
Cash in trust account stockholders(1)	304.5	Cash to balance sheet	$307.2
Existing Cash Balances	39.1	Transaction expenses(2)(3)	36.4
Total sources	$1,543.6	Total uses	$1,543.6
(1)
Represents the trust account balance of $304.5 million as of September 30, 2025.
(2)
Reflects the cash disbursement for the preliminary estimated direct and incremental transaction costs of $25.0 million to be incurred by CCIX prior to, or concurrent with, the closing, including (a) the deferred underwriting fees, (b) capital markets advisory fee payable, (c) other fees, costs and expenses related to the extension of directors’ and officers’ liability insurance by obtaining a six-year “tail” policy for CCIX current directors and officers and (d) repayments of amounts, if any, pursuant to the Working Capital Loans.
(3)
Reflects preliminary estimated unpaid direct and incremental transaction costs of $11.4 million incurred by PlusAI prior to, or concurrent with, the closing.

25% Redemption Scenario

These figures assume that (1) CCIX public shareholders holding an aggregate of 7,187,500 CCIX public shares exercise their redemption rights in connection with the Transactions, (2) the Post-Closing Company issues 113,036,645 shares of Post-Closing Company common stock to PlusAI stockholders (which includes holders of PlusAI preferred stock, PlusAI common stock, and PlusAI SAFEs, that, pursuant to the Conversion, are converted to PlusAI common stock immediately prior to the Merger), and (3) there has been no additional incremental financing raised by PlusAI. If the actual facts are different from these assumptions, then the amounts and shares outstanding after the Closing will be different and those changes could be material.

	Sources		Uses
	($ in millions)		($ in millions)
Implied Seller Rollover Equity value	$1,200.0	Implied Seller Rollover Equity value	$1,200.0
Cash in trust account stockholders(1)	304.5	Cash to balance sheet	231.1
Existing Cash Balances	39.1	Transaction expenses(2)(3)	36.4
		Redemption of CCIX Class A shares held by CCIX public shareholders	76.1
Total sources	$1,543.6	Total uses	$1,543.6
(1)
Represents the trust account balance of $304.5 million as of September 30, 2025.
(2)
Reflects the cash disbursement for the preliminary estimated direct and incremental transaction costs of $25.0 million to be incurred by CCIX prior to, or concurrent with, the closing, including (a) the deferred underwriting fees, (b) capital markets advisory fee payable, (c) other fees, costs and expenses related to the extension of directors’ and officers’ liability insurance by obtaining a six-year “tail” policy for CCIX current directors and officers and (d) repayments of amounts, if any, pursuant to the Working Capital Loans.
(3)
Reflects preliminary estimated unpaid direct and incremental transaction costs of $11.4 million incurred by PlusAI prior to, or concurrent with, the closing.

50% Redemption Scenario

These figures assume that (1) CCIX public shareholders holding an aggregate of 14,375,000 CCIX public shares exercise their redemption rights in connection with the Transactions, (2) the Post-Closing Company issues 113,036,645 shares of Post-Closing Company common stock to PlusAI stockholders (which includes holders of PlusAI preferred stock, PlusAI common stock, and PlusAI SAFEs, that, pursuant to the Conversion, are converted to PlusAI common stock immediately prior to the Merger), and (3) there has been no additional incremental financing raised by PlusAI. If the actual facts are different from these assumptions, then the amounts and shares outstanding after the Closing will be different and those changes could be material.

	Sources		Uses
	($ in millions)		($ in millions)
Implied Seller Rollover Equity value	$1,200.0	Implied Seller Rollover Equity value	$1,200.0
Cash in trust account stockholders(1)	304.5	Cash to balance sheet	154.9
Existing Cash Balances	39.1	Transaction expenses(2)(3)	36.4
		Redemption of CCIX Class A shares held by CCIX public shareholders	152.3
Total sources	$1,543.6	Total uses	$1,543.6
(1)
Represents the trust account balance of $304.5 million as of September 30, 2025.
(2)
Reflects the cash disbursement for the preliminary estimated direct and incremental transaction costs of $25.0 million to be incurred by CCIX prior to, or concurrent with, the closing, including (a) the deferred underwriting fees, (b) capital markets advisory fee payable, (c) other fees, costs and expenses related to the extension of directors’ and officers’ liability insurance by obtaining a six-year “tail” policy for CCIX current directors and officers and (d) repayments of amounts, if any, pursuant to the Working Capital Loans.
(3)
Reflects preliminary estimated unpaid direct and incremental transaction costs of $11.4 million incurred by PlusAI prior to, or concurrent with, the closing.

Maximum Redemption Scenario

These figures assume that (1) CCIX public shareholders holding an aggregate of 25,954,624 CCIX public shares exercise their redemption rights in connection with the Transactions, (2) the Post-Closing Company issues 113,036,645 shares of Post-Closing Company common stock to PlusAI stockholders (which includes holders of PlusAI preferred stock, PlusAI common stock, and PlusAI SAFEs, that, pursuant to the Conversion, are converted to PlusAI common stock immediately prior to the Merger), and (3) there has been no additional incremental financing raised by PlusAI. If the actual facts are different from these assumptions, then the amounts and shares outstanding after the Closing will be different and those changes could be material.

	Sources		Uses
	($ in millions)		($ in millions)
Implied Seller Rollover Equity value	$1,200.0	Implied Seller Rollover Equity value	$1,200.0
Cash in trust account stockholders(1)	304.5	Cash to balance sheet	32.3
Existing Cash Balances	39.1	Transaction expenses(2)(3)	36.4
		Redemption of CCIX Class A shares held by CCIX public shareholders	274.9
Total sources	$1,543.6	Total uses	$1,543.6
(1)
Represents the trust account balance of $304.5 million as of September 30, 2025.
(2)
Reflects the cash disbursement for the preliminary estimated direct and incremental transaction costs of $25.0 million to be incurred by CCIX prior to, or concurrent with, the closing, including (a) the deferred underwriting fees, (b) capital markets advisory fee payable, (c) other fees, costs and expenses related to the extension of directors’ and officers’ liability insurance by obtaining a six-year “tail” policy for CCIX current directors and officers and (d) repayments of amounts, if any, pursuant to the Working Capital Loans.
(3)
Reflects preliminary estimated unpaid direct and incremental transaction costs of $11.4 million incurred by PlusAI prior to, or concurrent with, the closing.